Share-based payments	12 Months Ended
Dec. 31, 2020
Share-based payments
Share-based payments

22.  Share-based payments

The Partnership adopted a share incentive plan on 29 September 2014 (the “Plan”) for the purposes of providing incentives and rewards to the Partnership’s employees. The Plan is administered by HH GP. The total number of Partnership Awards that can be granted under the Plan is 2,073,468. All options, whether vested or unvested, shall expire on the tenth anniversary of their grant dates. There are no cash settlement alternatives. The Partnership does not have a past practice of cash settlement for these Partnership Awards. 50% of the options granted generally vest in five equal installments over a service period, while the remaining 50% of the options vest if and when the Partnership’s specified performance conditions, including EBITDA targets are met (non-market condition), or if a fixed targeted return on the LP interests is achieved (market condition). The RSUs generally vest if and when the Partnership’s specified performance conditions, including EBITDA targets are met (non-market condition), or if a fixed targeted return on the LP interests is achieved (market condition).

Partnership Awards, whether vested or unvested, that were outstanding immediately prior to the Closing Date were converted into and became NFH Awards. The NFH Awards shall be exercisable for that number of NFH ordinary shares (rounded down to the nearest whole share) equal to the product of (i) the total number of LP Interests subject to the corresponding Partnership Awards, multiplied by (ii) the exchange ratio (the “Exchange Ratio”), which means the purchase price per LP Interest divided by US$10. The exercise price per each NFH Award (rounded up to the nearest whole cent) ranged from US$4.75 to US$6.18 calculated by dividing the exercise price per LP Interest ranging from US$24.0 to US$31.2, by the Exchange Ratio of approximately 5.05. Each NFH Award continues to have, and is subject to, the same remaining terms and conditions as applied to the corresponding Partnership Award immediately prior to the Closing Date.

NFH Awards do not confer rights on the holders to dividends or to vote at shareholders’ meetings.

Share options

The Company adopted the 2019 Omnibus Incentive Plan (the “2019 Plan”) on 12 December 2019. The 2019 Plan intends to: (i) encourage the profitability and growth of the Company through short-term and long-term incentives that are consistent with the Company’s objectives; (ii) give participants an incentive for excellence in individual performance; (iii) promote teamwork among participants; and (iv) give the Company a significant advantage in attracting and retaining key employees, directors, and consultants. To accomplish such purposes, the 2019 Plan provides that the Company may grant options, share appreciation rights, restricted shares, restricted share units, performance-based awards (including performance-based restricted shares and restricted share units), other share-based awards, other cash-based awards or any combination of the foregoing (collectively the “Awards”). The 2019 Plan is administered by the board of directors (the “Board”) of the Company or the committee appointed by the Board. The maximum number of shares that are reserved and available for issuance pursuant to Awards granted under the 2019 Plan is 9,815,773.  No Awards were granted under 2019 Plan during the periods presented.

The movement of the share options granted to employees of the Group are as follows:

		Year ended		Period from 19 December		Period from 1 January		Year ended
		31 December 2020		to 31 December 2019		to 18 December 2019		31 December 2018
	Notes	Successor (NFH)				Predecessor (HHH)
		Weighted				Weighted
		average		Weighted average		average		Weighted average
		exercise price	Number of	exercise	Number of	exercise price	Number	exercise price	Number of
		per share	options	price per share	options	per share	of options	per share	options
At beginning of period	(a)	4.9	3,849,921	4.9	3,849,921	24.3	1,150,120	24.0	1,140,040
Granted during the Period			—	—	—	31.2	117,551	28.4	66,000
Forfeited during the Period		6.1	(210,563)	—	—	—	—	24.0	(55,920)
Settled during the Period	(b)	—	—	—	—	24.8	(505,208)	—	—

At end of period		4.9	3,639,358	4.9	3,849,921	25.0	762,463	24.3	1,150,120

Exercisable at the end of the period			3,381,167		3,280,062		650,000		562,948
(a)

The number of NFH options at the beginning of the 2019 Successor Period was calculated by multiplying the number of Partnership options outstanding at the end of 2019 Predecessor Period (or 762,463 options) by the Exchange Ratio of approximately 5.05.

(b)

On the Closing Date, NFH paid cash and issued NFH ordinary shares in lieu of full settlement of these fully vested options. The fair value of these fully vested options are included in the purchase consideration of the Business Combination (Note 23).

The weighted average fair value of share options granted under the Plan during 2019 Predecessor Period and 2018 Predecessor Period was US$20.63 and US$16.89, respectively. No share options under the Plan expired during the periods presented. The weighted average remaining contractual life for the share options outstanding as at 31 December 2020 and 2019 was 4.39 years and 5.60 years, respectively. The range of exercise periods for options outstanding at 31 December 2020 and 2019 were both from 30 September 2015 to 31 March 2029. The range of exercise prices for options outstanding at the end of period ended 31 December 2020 and 2019 were both from US$4.75 to US$6.18.

The fair value of the share options is estimated using a binomial option pricing model, taking into account the terms and conditions on which the share options were granted. The following tables list the inputs to the models used for the share options granted during 2019 Predecessor Period and 2018 Predecessor Period under the Plan:

	Period from 1 January	Year ended 31
	to 18 December 2019	December 2018
	Predecessor (HHH)	Predecessor (HHH)
Expected volatility range (%)	36.3%	40.2%
Risk–free interest rate (%)	2.59%	3.12%
Exercise multiple	2.8	2.8
Fair value of LP interest unit (US$)	39.84	32.81

The exercise multiple was estimated as the average ratio of the LP interest unit price to the exercise price of when employees would decide to voluntarily exercise their vested options. The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may not necessarily be the actual outcome.

The following table lists the inputs to the model used for the NFH options issued and the Partnership options replaced on the Closing Date:

	Successor	Predecessor
	(NFH)	(HHH)
Expected volatility range (%)	31.65%‑32.74%	31.65%‑32.74%
Risk–free interest rate (%)	1.80%‑19.1%	1.80%‑19.1%
Exercise multiple	2.8	2.8
Fair value of ordinary share/LP interest unit (US$)	10.11	48.74

The fair value of the NFH option was higher than the Partnership option, resulting in incremental compensation cost amounting to (i) RMB9,327,  which was expensed on the Closing Date; and (ii) RMB932, which will be recognized over the remaining requisite service vesting period.

No option was granted during 2020 and 2019 Successor Periods.

RSUs

The movement of the RSUs granted to the employees of the Group are as follows:

			Period from 19	Period from 1
		Year ended 31	December to 31	January to 18	Year ended 31
	Notes	December 2020	December 2019	December 2019	December 2018
		Successor (NFH)		Predecessor (HHH)
At beginning of period	(c)	148,393	148,393	644,060	645,020

Granted during the period		—	—	58,776	27,000
Forfeited during the period		(59,332)	—	—	(27,960)
Exercised during the period		—	—	(400,000)	—
Settled during the period	(d)	—	—	(273,448)	—

At end of period		89,061	148,393	29,388	644,060
(c)

The number of NFH RSUs at the beginning of the 2019 Successor Period was calculated by multiplying the number of Partnership RSUs at the end of 2019 Predecessor Period (or 29,388 RSUs) by the Exchange Ratio of approximately 5.05.

(d)

On the Closing Date, NFH paid cash and issued NFH ordinary shares in lieu of full settlement of these fully vested RSUs. The fair value of these fully vested RSUs are included in the purchase consideration of the Business Combination (Note 23).

The fair value of the NFH RSU was higher than the Partnership RSU, resulting in incremental compensation cost amounting to (i) RMB156, which was expensed on the Closing Date; and (ii) RMB321, which will be recognized over the remaining requisite service vesting period. The weighted average fair value of RSUs granted during 2019 Predecessor Period and 2018 Predecessor Period was US$39.84 and US$32.81, respectively. The fair value of a RSU is equal to the fair value of the underlying limited partner interests on the date of grant. The weighted average remaining contractual life for the RSUs outstanding as at 31 December 2020 and 2019 was 8.25 years and 9.25 years, respectively.

Others

In 2014, the Partnership granted share options and RSUs to senior executives that contain service vesting conditions. The share options and RSUs generally will become vested either (i) immediately upon grant; or (ii) vest over a one to four-year period. The share options and RSUs were accounted for as equity awards and were fully vested as of 31 December 2017.  5,349 and 132,360 awards were exercised during 2019 Predecessor Period and 2018 Predecessor Period, respectively. All these share options were exercised as of 18 December 2019.

There were no cancellations of any awards during the periods presented. The Group did not have any other share-based award schemes other than those disclosed above.

The share-based compensation expense recognized for all the above-mentioned equity-settled share-based payment transactions amounted to RMB692,  RMB10,514,  RMB34,403 and RMB18,418, respectively, for the 2020 Successor Period, 2019 Successor Period, 2019 Predecessor Period and 2018 Predecessor Period, respectively.